Trade receivables, reseller financing and other receivables	12 Months Ended
Dec. 31, 2024
Trade receivables, reseller financing and other receivables
Trade receivables, reseller financing and other receivables
5. Trade receivables, reseller financing and other receivables

Accounting policy

Trade receivables represent amounts receivable for the sale of products and services provided by the Company's subsidiaries and are recorded at the nominal value invoiced on the date of sale.

Reseller financing is provided to promote the renovation and upgrading of service stations, purchase of products, and development of the automotive fuels and lubricants distribution market. The amounts are financed with an average payment term of 12 to 60 months, subject to interest and monetary variation. Remeasurement is carried out at a market rate for working capital loans and is recognized in the financial result.

Expected credit losses are measured in accordance with the IFRS 9 simplified approach, using a provision matrix based on expected losses for the full balance of trade receivables. The loss allowance for expected credit losses considers the expected losses for the next 12 months, which includes the deterioration or improvement of the customers’ credit quality, considering the customers’ characteristics in each business segment. The expected credit losses are calculated by the expected loss approach, considering the probability of default. Loss rates are determined by the average of advances of receivables through stages of default until full write-off. This calculation includes the credit risk score for each exposure, based on predictive data and credit assessment experience.

The amount of the expected credit losses is deemed by Management to be sufficient to cover any loss on realization of trade receivables.

a. Trade receivables and reseller financing

Trade receivables of customers	12/31/2024	12/31/2023
Domestic customers	3,885,310	4,183,696
Domestic customers - related parties (see Note 8)	301	78
Foreign customers	19,032	82,634
Foreign customers - related parties (see Note 8)	8,361	3,065
	3,913,004	4,269,473
(-) Allowance for expected credit losses	(345,735)	(334,467)
Total - trade receivables of customers	3,567,269	3,935,006
Current	3,540,266	3,921,790
Non-current	27,003	13,216

Reseller financing	12/31/2024	12/31/2023
Reseller financing – Ipiranga	1,404,883	1,189,886
(-) Allowance for expected credit losses	(126,859)	(134,383)
Total – reseller financing	1,278,024	1,055,503
Current	511,979	504,862
Non-current	766,045	550,641
b. Allowance for expected credit losses – trade receivables and reseller financing

Movements in the allowance for expected credit losses of trade receivables and reseller financing are as follows:

	Trade receivables	Reseller financing	Total
Balance as of December 31, 2021	374,355	185,278	559,633
Additions	143,828	45,987	189,815
Reversals	(130,385)	(52,695)	(183,080)
Write-offs	(65,045)	(5,283)	(70,328)
Balance as of December 31, 2022	322,753	173,287	496,040
Additions	115,090	28,472	143,562
Reversals	(76,762)	(59,436)	(136,198)
Write-offs	(26,614)	(7,940)	(34,554)
Balance as of December 31, 2023	334,467	134,383	468,850
Additions	114,691	31,931	146,622
Reversals	(85,549)	(37,126)	(122,675)
Write-offs	(17,874)	(2,329)	(20,203)
Balance as of December 31, 2024	345,735	126,859	472,594

The table below presents information on credit risk exposure, resulting from balances of trade receivables and reseller financing.

	12/31/2024			12/31/2023
	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses
Current	0.55%	4,289,620	23,517	0.55%	4,412,278	24,131
Less than 30 days	3.14%	141,756	4,452	7.62%	61,451	4,683
31-60 days	20.26%	40,402	8,186	4.92%	57,753	2,841
61-90 days	14.96%	27,360	4,093	15.29%	23,845	3,646
91-180 days	30.37%	57,289	17,396	32.91%	47,430	15,609
More than 180 days	54.49%	761,460	414,950	48.79%	856,602	417,940
		5,317,887	472,594		5,459,359	468,850

c. Trade receivables - sale of subsidiaries

	12/31/2024	12/31/2023
Sale of subsidiary Oxiteno:
Receivables from sale of investments (i)	‐	726,195
(-) Adjustment to present value - sale of investments (ii)	‐	(10,318)
Sale of subsidiary Extrafarma:
Receivables from sale of investments (iii)	‐	208,487
Total - current	‐	924,364

(i)   The balance related to the final installment of the sale of Oxiteno was received in April 2024.

(ii)  The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.17%, and fully paid up in April 2024.

(iii) Balance related to the second installment of the Extrafarma sale transaction, received in August 2024, monetarily adjusted by the CDI rate + 0.5% p.a.